SCHEDULE OF DUE FROM TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 244,871	$ 77,212
Due from related parties	$ 33,228	8,411
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties	$ 81,089	3,392
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company
Due to related parties	$ 11,543	6,168
Due from related parties	$ 10,544
Jing Liu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Wife of the controlling shareholder
Due to related parties		18,925
Due from related parties	$ 7,709
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company
Due to related parties	$ 145,634	3,016
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	49% shareholder of Tianjin YHX
Due to related parties	$ 18,105	23,650
Shujie Mou [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of Tianjin YHX
Due to related parties		28,229
Due from related parties	$ 2,953
Shaanxi Meishengyuan Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship description	Mr Hu, the Chief Executive Officer and Controlling shareholder of the Company, is also the majority shareholder and director of this company
Due to related parties	$ 43
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	256,414	77,212
Due from related parties	$ 33,228	8,411
Wenjuan Chen [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company
Due from related parties	$ 4,700	8,358
Lu Jiang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Employee of the Company
Due from related parties	$ 768	53
Shaanxi Kangdi Health Technology Co L T D [Member]
Related Party Transaction [Line Items]
Related party relationship description	25% shareholder of Xi’an Shanfang
Due from related parties	$ 6,555